Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables [Abstract]
Schedule of Other Payables
	December 31,
	2025	2024

Employees and payroll accruals	$318	$254
Deferred Revenues	90	225
Accrued expenses	441	527

	$849	$1,006